Investments Accounted for Using the Equity Method - Summary of Financial Information from Financial Statements of Main Joint Ventures (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jul. 09, 2017
Disclosure Of Joint Ventures [Line Items]
Total current assets	$ 591,085,044	$ 672,467,353		$ 65,463
Total non-current assets	2,996,113,733	2,996,760,726
Total current liabilities	488,183,716	593,881,208		42,535
Total non-current liabilities	1,125,160,667	1,077,855,824
Cash and cash equivalents	13,487,584	151,989,905		$ 36,892
Revenues	1,494,119,513	1,481,554,138	$ 1,599,032,140
Depreciation and amortization expense	(107,456,139)	(117,765,263)	(117,337,553)
Income tax expense	23,457,536	104,946,765	112,099,519
Profit (loss)	201,326,063	318,205,236	425,542,215
Comprehensive income (loss)	$ 145,521,868	$ 211,212,248	$ 493,205,732
Centrales Hidroelectricas de Aysen S.A. [Member]
Disclosure Of Joint Ventures [Line Items]
Investments in Joint Ventures	51.00%	51.00%
Other fixed operating expenses		$ (125,697)
Other Income		3,526,179
Profit (loss)		3,400,997
Comprehensive income (loss)		$ 3,400,997
Transmisora Electrica De Quillota Ltda. [Member]
Disclosure Of Joint Ventures [Line Items]
Investments in Joint Ventures	50.00%	50.00%
Total current assets	$ 3,346,667	$ 9,360,553
Total non-current assets	10,834,220	11,530,788
Total current liabilities	365,640	235,264
Total non-current liabilities	1,616,791	1,708,660
Cash and cash equivalents	2,403,904	8,185,391
Revenues	3,191,566	3,003,757
Depreciation and amortization expense	(782,800)	(784,364)
Other fixed operating expenses	(768,866)	(758,607)
Interest income	152,370	187,601
Other Income	6,087	11,364
Income tax expense	(407,478)	(349,848)
Profit (loss)	1,390,879	1,309,903
Comprehensive income (loss)	$ 1,390,879	$ 1,309,903